Note 6 - Related Party Receivable	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
Note
6.
Related Party Receivable
On
August 10, 2016,
we entered into a reimbursement agreement with a former executive officer. Pursuant to the reimbursement agreement, the former officer agreed to repay the Company, over a six
-year period, approximately
$658,000
in expenses that the Company determined to have been improperly paid under the Company's prior expense reimbursement policies. In addition to this reimbursement agreement, the Company has implemented and is continuing to implement enhanced policies and procedures for travel expense reimbursements and disbursements.

The
$658,000
non-interest-bearing receivable was recorded net of a
$199,000
discount to reflect the net present value of the future cash payments.

In
March 2019,
in conjunction with the employee’s termination, we entered into a consulting agreement and release of claims agreement with the employee. As partial consideration for the release, we modified the reimbursement agreement to change the payment terms, extend the maturity and forgive approximately
50%
of the outstanding receivable. At
March 31, 2019,
$229,000
remains outstanding and is due in payments through
July 2025.
The Company has concluded that this outstanding balance is
not
recoverable and recorded an allowance against the entire remaining balance.

Note
9.
Related Party Receivable
On
August 10, 2016,
we entered into a reimbursement agreement with a former executive officer. Pursuant to the reimbursement agreement, the former officer agreed to repay the Company, over a six
-year period, approximately
$658,000
in expenses that the Company determined to have been improperly paid under the Company's prior expense reimbursement policies. In addition to this reimbursement agreement, the Company has implemented and is continuing to implement enhanced policies and procedures for travel expense reimbursements and disbursements.

The
$658,000
non-interest-bearing receivable was recorded net of a
$199,000
discount to reflect the net present value of the future cash payments.  The discount is being amortized through interest income using the effective interest method.  The principal amount of
$458,000
remains outstanding at
December 31, 2018
and is payable in
$100,000
annual installments with a final payment due
July 2022.

In
March 2019,
in conjunction with the employee’s termination, we entered into a consulting agreement and release of claims agreement with the employee.  As partial consideration for the release, we modified the reimbursement agreement to change the payment terms, extend the maturity and forgive a portion of the receivable.